Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class A
Trading Symbol	SBNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class A shares of Western Asset New York Municipals Fund returned 4.48%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 4.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within power

Top detractors from performance:
↓	Underweight housing and leasing
↓	Issue selection within industrial revenue

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class A	4.48	0.33	1.57
Class A (with sales charge)	0.52	-0.53	1.12
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg New York Municipal Bond Index	4.21	0.86	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 243,073,844
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 1,116,719
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$243,073,844
Total Number of Portfolio Holdings	96
Total Management Fee Paid	$1,116,719
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[1],[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class C
Trading Symbol	SBYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class C shares of Western Asset New York Municipals Fund returned 4.00%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 4.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within power

Top detractors from performance:
↓	Underweight housing and leasing
↓	Issue selection within industrial revenue

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class C	4.00	-0.21	1.01
Class C (with sales charge)	3.00	-0.21	1.01
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg New York Municipal Bond Index	4.21	0.86	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 243,073,844
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 1,116,719
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$243,073,844
Total Number of Portfolio Holdings	96
Total Management Fee Paid	$1,116,719
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset New York Municipals Fund
Class Name	Class I
Trading Symbol	SNPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset New York Municipals Fund for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$64	0.63%
[5]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class I shares of Western Asset New York Municipals Fund returned 4.72%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 4.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within power

Top detractors from performance:
↓	Underweight housing and leasing
↓	Issue selection within industrial revenue

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class I	4.72	0.51	1.73
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg New York Municipal Bond Index	4.21	0.86	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 243,073,844
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 1,116,719
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$243,073,844
Total Number of Portfolio Holdings	96
Total Management Fee Paid	$1,116,719
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[6],[7]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
†	Certain categories may represent less than 0.1%.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Certain categories may represent less than 0.1%.